Note 12 - Long term debt (Details)	Sep. 02, 2018 USD ($)
DR. Fred Air Conditioning [Member]
Note 12 - Long term debt (Details) [Line Items]
Business Combination, Consideration Transferred	$ 22,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 15,000
Promissory Note [Member] | Purchased Automobile [Member] | President [Member]
Note 12 - Long term debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Face Amount	$ 6,575
Long-term Debt, Term	3 years
Promissory Note [Member] | DR. Fred Air Conditioning [Member]
Note 12 - Long term debt (Details) [Line Items]
Debt Instrument, Term	3 years
Business Combination, Consideration Transferred, Liabilities Incurred	$ 7,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Periodic Payment	$ 213